DESCRIPTION OF BUSINESS (Narrative) (Details) - USD ($) shares in Thousands, $ in Millions	Feb. 28, 2025	Sep. 12, 2023
Description Of Business Disclosure [Line Items]
Economic interest		100.00%
TKO Group Holdings, Inc. [Member]
Description Of Business Disclosure [Line Items]
Voting interest	61.00%	49.00%
Business Acquisition, Percentage of Voting Interests Acquired	61.00%	49.00%
Endeavor Asset Acquisition [Member]
Description Of Business Disclosure [Line Items]
Voting interest	54.00%
Payments to Acquire Businesses, Gross	$ 3,250
Business Combination, Consideration Transferred, Other	$ 50
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	26,540
Business Acquisition, Percentage of Voting Interests Acquired	54.00%
EGH [Member]
Description Of Business Disclosure [Line Items]
Non-economic voting interest		51.00%
EGH [Member] | TKO Group Holdings, Inc. [Member]
Description Of Business Disclosure [Line Items]
Non-economic voting interest		51.00%
Voting interest		51.90%
Business Acquisition, Percentage of Voting Interests Acquired		51.90%
WWE [Member] | TKO Group Holdings, Inc. [Member]
Description Of Business Disclosure [Line Items]
Voting interest		49.00%
Business Acquisition, Percentage of Voting Interests Acquired		49.00%
TKO [Member] | WWE [Member]
Description Of Business Disclosure [Line Items]
Economic interest		100.00%
TKO OpCo [Member] | TKO Group Holdings, Inc. [Member]
Description Of Business Disclosure [Line Items]
Economic interest		49.00%
TKO OpCo [Member] | EGH [Member]
Description Of Business Disclosure [Line Items]
Economic interest		51.00%